22. SUPPLIERS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade payables [line items]
Total Suppliers	R$ 2,080	R$ 1,801
Energy Purchased For Resale [Member]
Disclosure of trade payables [line items]
Total Suppliers	764	775
Charges For Use Of Energy Network [Member]
Disclosure of trade payables [line items]
Total Suppliers	145	122
Energy On Spot Market Cmara De Comercializao De Energia Eltrica [Member]
Disclosure of trade payables [line items]
Total Suppliers	401	139
Materials And Service Suppliers [Member]
Disclosure of trade payables [line items]
Total Suppliers	384	373
Gas Purchased For Resale [Member]
Disclosure of trade payables [line items]
Total Suppliers	143	124
Itaipu Binacional [Member]
Disclosure of trade payables [line items]
Total Suppliers	R$ 243	R$ 268